Significant accounting policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 30, 2017
Significant accounting policies
Standard Corporation Tax Rate	12.50%
Higher Corporation Tax Rate	25.00%
Vessels Scrap Value Per Lightweight Ton	$ 300	$ 300
Deferred Income Tax Expense (Benefit)	0	0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0	0	$ 0
Common Stock, Value, Issued	363,839	$ 352,067
Japanese Leases No.1 and 2 [Member]
Significant accounting policies
Sellers Credit Note	$ 2,900,000			$ 2,900,000
Vessels [Member]
Significant accounting policies
Property, Plant and Equipment, Useful Life	25 years
Office Equipment and Fixtures and Fittings [Member]
Significant accounting policies
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member]
Significant accounting policies
Scheduled drydocking period of vessels	30 months
Maximum [Member]
Significant accounting policies
Scheduled drydocking period of vessels	60 months
E1
Significant accounting policies
Equity Method Investment, Aggregate Cost	$ 9,300,000
Common Stock, Value, Issued	8,800,000
Warrants and Rights Outstanding	$ 500,000
Marine LLC
Significant accounting policies
Equity Method Investment, Ownership Percentage	33.33%
Element 1 Corp. Ardmore Shipping (Bermuda) Limited
Significant accounting policies
Equity Method Investment, Ownership Percentage	10.00%
Common Stock, Value, Issued	$ 5,300,000
Ardmore Shipping Corporation [Member]
Significant accounting policies
Equity Method Investment, Ownership Percentage	100.00%